Short-term and Long-term Bank Loans	12 Months Ended
Dec. 31, 2011
Short-term and Long-term Bank Loans

(11) Short-term and Long-term Bank Loans

	Interest rate per annum	December 31,2011		December 31,2010
Lender		RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- June 8, 2010 to June 7, 2011	6.67%	-	-	67,000
- June 7, 2010 to June 6, 2011	6.67%	-	-	70,000
- May 25, 2011 to May 7, 2012	7.87%	30,000	4,766	-
- May 25, 2011 to May 14, 2012	7.87%	35,000	5,561	-
- May 25, 2011 to May 21, 2012	7.87%	35,000	5,561	-
- May 30, 2011 to April 17, 2012	7.87%	30,000	4,766	-
- April 26, 2011 to April 25, 2012	4.27%	18,501	2,940	-

Bank of Weifang
- December 2, 2008 to December 2, 2011	0.00%	-	-	5,000
- January 16, 2009 to January 12, 2012	0.00%	10,000	1,589	-
- January 13, 2010 to January 12, 2012	0.00%	10,000	1,589	-

LONG-TERM LOANS
Bank of Weifang
- January 16, 2009 to January 12, 2012	0.00%	-	-	10,000
- January 13, 2010 to January 12, 2012	0.00%	-	-	10,000

Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.35%	10,000	1,589	10,000
		178,501	28,361	172,000
Less amounts classified as short-term		(168,501)	(26,772)	(142,000)
		10,000	1,589	30,000

Notes:

During the years ended December 31, 2011 and 2010, the Company entered into several loan agreements with commercial banks with terms ranging from one year to three years and eight years to finance its working capital, R&D investment and construction, and foreign trade. The weighted average interest rate of short-term bank loans outstanding as of December 31, 2011 and 2010 were 5.77% and 5.14% per annum, respectively.

The principal amounts of the above short-term loans are repayable at the end of the loan period.

The Company obtained four short-term loans from Bank of Communications Co., Ltd. on May 25, 2011 and May 30, 2011, for a total amount of RMB130,000 (US$20,654), including: (i) RMB30,000 (US$4,766) on May 25, 2011, maturing on May 7, 2012; (ii) two bank loans each for the amount of RMB35,000 (US$5,561) on May 25, 2011, maturing on May 14, 2012 and May 21, 2012, respectively; and (iii) RMB30,000 (US$4,766) on May 30, 2011, maturing on April 17, 2012. The Company made a payment of RMB7,000 (US$1,112) to the Bank of Communications at the end of January 2011. In addition, the Company made a payment of RMB60,000 (US$9,533) and RMB70,000 (US$11,122) to the Bank of Communications at the end of May 2011.. The annual interest rate of the new bank loans is up by 20% compared with the fixed benchmark interest rate announced by the People’s Bank of China. As of December 31, 2011, the effective interest rate is 7.87%.

On April 26, 2011, pursuant to a contract between Shandong Fuwei and Lindauer Dornier GmbH (“Dornier”), Shandong Fuwei wired a prepayment of 2.006 million Euros (RMB18,501) to Dornier through Bank of Communications, and Shandong Fuwei deposited a payment of RMB18,501 to Bank of Communications. In addition, in order to save the foreign exchange charges, Bank of Communications provided a one-year loan of 2.006 million Euros (RMB18,501) to Shandong Fuwei, with a term starting on April 26, 2011 to April 25, 2012 with an annual interest of 4.2725%.

The Company entered into three interest free loan agreements with Bank of Weifang (formerly known as Weifang City Commercial Bank) for the amounts of (i) RMB10,000 (US$1,589), effective on January 13, 2010, with a maturity date of January 12, 2012; (ii) RMB10,000 (US$1,589), effective on January 16, 2009, with a maturity date of January 12, 2012; and (iii) RMB5,000 (US$794), effective on December 2, 2008, with a maturity date of December 2, 2011. On December 2, 2011, the Company repaid RMB5,000 (US$794) to Bank of Weifang.

On November 20, 2009, the Company signed a long-term loan agreement of RMB10,000 (US$1,589) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$532) per year with the remaining principal balance of RMB3,300 (US$525) due in 2017. The annual interest rate for the loan is the benchmark interest rate for five-year loans announced by the People’s Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2011 is 6.35%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for the Company's projects.

Short-term loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31,2011		December 31,201 0	December 31,2009
	RMB	US$	RMB	RMB
Secured by:
- property, plant and equipment	123,120	19,562	135,120	138,120
- lease prepayments	26,880	4,270	26,880	26,880
- bills receivable	-	-	-	-
Guaranteed by related parties	10,000	1,589	10,000	10,000
Restricted cash	18,501	2,940	-	3,259
	178,501	28,361	172,000	178,259

Long-term bank loans maturity for the next five years after December 31, 2011 are as follows:

	RMB	US$
Fiscal 2012	-	-
Fiscal 2013	-	-
Fiscal 2014	-	-
Fiscal 2015	3,350	532
Fiscal 2016	3,350	532
Thereafter	3,300	525